THE CANANDAIGUA FUNDS


* EQUITY PORTFOLIO
* BOND PORTFOLIO





SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2002















THE EQUITY PORTFOLIO SEEKS LONG TERM GROWTH OF ASSET VALUES THROUGH CAPITAL APPRECIATION AND DIVIDEND INCOME.

THE BOND PORTFOLIO SEEKS TO EARN A HIGH LEVEL OF CURRENT INCOME WITH CONSIDERATION ALSO GIVEN TO SAFETY OF PRINCIPAL.

                              THE CANANDAIGUA FUNDS

SUPERVISORY COMMITTEE:

Robert J. Craugh, Canandaigua, New York
Retired, former Senior Vice President - Operations
The Canandaigua National Bank and Trust Company

Donald C. Greenhouse, Canandaigua, New York
President and Owner, Seneca Point Associates, Inc.
(Business and consulting firm)

William Rayburn, Canandaigua, New York
Retired, former President, Chairman & CEO
Snap On Tools

Robert N. Coe, Bloomfield, New York
Secretary and Treasurer,
The Canandaigua Insurance Group
(Independent insurance agency)

James W. Doran, Canandaigua, New York
President, FFTH Properties and FFT Senior Communities, Inc.
(Real Estate Management)





OFFICERS:

Robert J. Craugh, Chairman
Donald C. Greenhouse, Secretary & Treasurer

OFFICES OF THE CANANDAIGUA FUNDS:

72 South Main Street
Canandaigua, New York  14424
The Canandaigua National Bank and Trust Company

INVESTMENT ADVISOR:

The Canandaigua National Bank and Trust Company
72 South Main Street
Canandaigua, New York  14424
Jay J. Bachstein, Assistant Vice President


TRANSFER AGENT AND SHAREHOLDER SERVICING:

Orbitex Data Services, Inc.
4020 South 147th Street
Omaha, NE 68137

DISTRIBUTOR:

Orbitex Funds Distributor, Inc.
One Station Place
Stamford, CT 06902





CUSTODIAN OF ASSETS:

The Northern Trust Company
50 South La Salle Street
Chicago, Illinois  60675

LEGAL COUNSEL:

Stephen H. Waite, Esq.
Maureen E. Mulholland, Esq.
Underberg & Kessler
1800 Chase Square
Rochester, New York 14604

INDEPENDENT AUDITORS:

Eldredge, Fox & Porretti, LLP
25 North Street
Canandaigua, New York 14424

Dear Shareholder:


OVERVIEW OF THE FIRST HALF OF 2001

The first six months of 2002 picked up where 2001 left off. In the 2001 Annual Report we felt that market conditions would become positive by mid-year. I did not anticipate the extent of accounting problems, corporate misdeeds and analyst wrongdoings that would come to light. A lack of corporate earnings also added to the lack of enthusiasm for stocks.

The major indices were all down significantly for the first half of 2002. The Dow Jones Industrial Average was down 6.91%, the S&P 500 lost 13.16% and the Nasdaq Composite was off 24.84%.

While the economy appeared to be growing, the equity markets never found further positive impetus to move upward. The equity markets moved downward for most of the first quarter and briefly staged a comeback to move toward the levels at the beginning of the year. The second quarter saw the equity markets move towards the lows following September 11th.

Exposure to the Technology sector was reduced significantly during the first half of the year. We lowered the exposure to Technologies by almost 50%. Recognizing the difficulties that were present in the Telecommunications sector, we eliminated all holdings in this area. Some of the decreases in the above mentioned areas were used to increase our holdings in Financials. Holdings in the Healthcare sector remained relatively stable. We did, however, reduce our pharmaceutical holdings within the sector.

On the fixed income side, interest rates continued to decline. Improvements in the economy normally induce some inflation that would cause yields to rise. However, the lack of inflation and a dismal stock market, which had money flowing into the safety of bonds, forced rates further downward. The Federal Reserve remained on the sidelines not wanting to upset the delicate positives in the economy.

INVESTMENT PERFORMANCE

THE EQUITY FUND

The first six months of 2002 have been challenging. The Equity Fund was down 17.27% for the first six months of 2002, compared to a decrease in the S&P 500 of 13.16%, and a decline in the median peer group of 14.65%. As of June 30, 2002, the average annual total returns of the Equity Fund on a 1-year, 5-year, and since inception (September 8, 1992) basis are -25.41%, -0.60%, and 6.58%, respectively.

THE BOND FUND

The Bond Fund increased 1.66% for the first half of 2002 compared to the Lehman Brothers Aggregate Bond Index increase of 3.80% and the median peer group increase of 2.09%. As of June 30, 2002, the average annual total returns of the Bond Fund on a 1-year, 5-year, and since inception (September 8, 1992) basis are 6.62%, 6.55%, and 5.93%, respectively.

The Equity Fund was negatively impacted by its holdings in technology companies such as Veritas, Amdocs, BEA Systems, Comverse Technology and Seibel Systems. Strong performers were found in Tenet Healthcare, Healthcare Properties, and PPG Industries.(1)

OVERVIEW FOR THE REMAINDER OF 2002

Our outlook for the remainder of 2002 is one of caution but with hopefulness on the horizon. The equity markets will find it necessary to test new lows. There continues to be negative news with respect to corporate actions that keeps investors jittery. We anticipate the federal government will address both accounting and corporate problems through legislation, which should restore confidence to investors. Corporate fundamentals seem to be slowly improving and there remains a tremendous amount of cash on the sidelines waiting to be invested, which is a positive.

While the economy continues to slowly improve, we find it difficult to pinpoint when this will translate to an improvement in the stock market. We recognize that there have been bear markets in the past. Each time they have ended and the markets moved upward again.

Going forward, we will continue to look for individual companies that display reasonable valuations, cash flow and product leadership. We believe that the next several months will be difficult, but feel that investors will be rewarded in the long-term.

It is our opinion that the Federal Reserve will not move interest rates in the second half of 2002. While this is good news to those individuals looking to refinance mortgages or make large purchases on credit it puts pressure on those that are dependent on interest payments to use as income. Unfortunately, to those individuals seeking income we do not anticipate interest rates moving upward in the second half of 2002.

We wish to thank you for your continued confidence in both the Equity Fund and Bond Fund. As always, please feel free to contact me directly with any questions or comments that you may have. I have included my direct phone number below for your convenience.

Sincerely,



Jay J. Bachstein
Fund Manager
Assistant Vice President
The Canandaigua National Bank & Trust Co.
585-419-0606



--------
(1) These companies comprise the following percentage of the Equity Fund's portfolio as of June 30, 2002: Amdocs (0.26%), Seibel Systems (0.42%), Tenet Healthcare (3.52%), Healthcare Properties (2.11%), PPG Industries (2.44%). As of June 30, 2002 the Equity Fund no longer held positions in Veritas, BEA Systems, and Comverse Technology.


                             THE CANANDAIGUA FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 2002
                                  (UNAUDITED)
                                                                          FUND                                               FUND
                                                                  BOND           EQUITY
                                                               -----------    -----------

ASSETS:

INVESTMENT SECURITIES AT MARKET
(Bond Fund cost- $886,152; Equity Fund
 cost- $18,879,456) (Note 1) ...............................   $   908,630    $18,831,777
                                                               -----------    -----------

CASH AND CASH EQUIVALENTS ..................................       113,806        627,460
                                                               -----------    -----------

RECEIVABLES FOR:
   Sales of investments ....................................        12,413        899,989
   Sales of fund's shares ..................................          --              828
   Dividends and accrued interest ..........................        15,658         19,690
                                                               -----------    -----------
              Total receivables ............................        28,071        920,507
                                                               -----------    -----------

PREPAID EXPENSES ...........................................         1,375            344
                                                               -----------    -----------

              Total assets .................................     1,051,882     20,380,088
                                                               -----------    -----------

LIABILITIES:

PAYABLES FOR:
   Repurchases of fund's shares ............................           729           --
   Investment advisory fees ................................          --           17,686
   Auditing fees ...........................................           667         11,610
   Dividends ...............................................           125           --
   Fund expenses paid by advisor ...........................         4,600         40,604
   Other fund expenses and liabilities .....................           815          5,359
                                                               -----------    -----------

              Total liabilities ............................         6,936         75,259
                                                               -----------    -----------

NET ASSETS AT JUNE 30, 2002: (equivalent to
$13.94 per share for Bond Fund and $15.71 per share
for Equity Fund, based on 74,960 shares and 1,292,282
shares outstanding for Bond and Equity shares, respectively)   $ 1,044,946    $20,304,829
                                                               ===========    ===========

NET ASSETS CONSIST OF:
   Capital stock ...........................................   $ 1,024,527    $29,874,544
   Undistributed net investment income (loss) ..............           186          3,455
   Accumulated net realized gain (loss) on investments .....        (2,245)    (9,525,491)
   Net unrealized appreciation (depreciation) on investments        22,478        (47,679)
                                                               -----------    -----------
NET ASSETS .................................................   $ 1,044,946    $20,304,829
                                                               ===========    ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUA FUNDS
                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2002
                                  (UNAUDITED)
                                                                     FUND
                                                              BOND            EQUITY
                                                           -----------    -----------

INVESTMENT INCOME:
   Interest income .....................................   $    28,562    $    10,182
   Dividend income .....................................          --          156,358
                                                           -----------    -----------
                Total investment income ................        28,562        166,540
                                                           -----------    -----------

EXPENSES: (Note 2)
   Investment management fees ..........................         5,184        120,550
   Administration fees .................................         9,450         15,318
   Fund accounting fees ................................         9,085         11,709
   Transfer agency fees ................................         6,529         10,217
   Custodial fees ......................................         1,475          1,624
   Auditing fees .......................................           522         12,164
   Professional fees ...................................            10            300
   Trustees' fees ......................................            97          2,503
   Registration and filing fees ........................           225            699
   Insurance expense ...................................           174          5,806
   Tax expense .........................................           160            163
                                                           -----------    -----------
                Total expenses .........................        32,911        181,053
                Less: expense reimbursement and waivers        (30,354)       (17,968)
                                                           -----------    -----------
                Net expenses ...........................         2,557        163,085
                                                           -----------    -----------

                Net investment income (loss) ...........        26,005          3,455
                                                           -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS:
   Net realized gain (loss) from investment transactions           990     (2,310,328)
   Net change in unrealized appreciation (depreciation)
      on investments ...................................       (10,061)    (2,175,387)
                                                           -----------    -----------

                Net realized and unrealized gain (loss)
                  on investments .......................        (9,071)    (4,485,715)
                                                           -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $    16,934    $(4,482,260)
                                                           ===========    ===========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                             THE CANANDAIGUA FUNDS
                        STATEMENTS OF CHANGES NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001

                                                                               FUND
                                                                      BOND             EQUITY
                                                                   ------------    ------------
                                                                    (UNAUDITED)     (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2002 -

OPERATIONS:
   Net investment income (loss) ................................   $     26,005    $      3,455
   Net realized gain (loss) from investment transactions .......            990      (2,310,328)
   Net change in unrealized appreciation (depreciation)
     on investments ............................................        (10,061)     (2,175,387)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations ......................         16,934      (4,482,260)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (26,175)           --
   Distributions from net realized gain on investments .........           --              --
                                                                   ------------    ------------

               Total dividends and distributions ...............        (26,175)           --
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (6,099 and 51,700 shares in the
     Bond and Equity funds, respectively) ......................         85,528         922,900
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (1,868 and 0 shares in the Bond and Equity
     funds, respectively) ......................................         26,030            --
   Cost of shares repurchased (8,055 and 172,833 shares in the
     Bond and Equity funds, respectively) ......................       (112,608)     (2,983,597)
                                                                   ------------    ------------

               Net increase (decrease) in net assets resulting
                  from fund share transactions .................         (1,050)     (2,060,697)
                                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................        (10,291)     (6,542,957)

NET ASSETS - beginning of period ...............................      1,055,237      26,847,786
                                                                   ------------    ------------

NET ASSETS - end of period .....................................   $  1,044,946    $ 20,304,829
                                                                   ============    ============

Undistributed net investment income (loss) .....................   $        186    $      3,455
                                                                   ============    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                             THE CANANDAIGUA FUNDS
                        STATEMENTS OF CHANGES NET ASSETS
     FOR THE SIX MONTHS ENDED JUNE 30, 2002 AND YEAR ENDED DECEMBER 31, 2001





                                                                             FUND
                                                                      BOND             EQUITY
                                                                   -----------     -------------

FOR THE YEAR ENDED DECEMBER 31, 2001 -

OPERATIONS:
   Net investment income (loss) ................................   $     61,852    $    (84,360)
   Net realized gain (loss) from investment transactions .......          1,875      (6,381,169)
   Net change in unrealized appreciation (depreciation)
     on investments ............................................         28,866      (5,585,366)
                                                                   ------------    ------------

               Net increase (decrease) in net assets
                resulting from operations ......................         92,593     (12,050,895)
                                                                   ------------    ------------

DIVIDENDS AND DISTRIBUTIONS PAID
  TO SHAREHOLDERS:
   Dividends from net investment income ........................        (62,571)           --
   Distributions from net realized gain on investments .........           --           (73,873)
                                                                   ------------    ------------

               Total dividends and distributions ...............        (62,571)        (73,873)
                                                                   ------------    ------------

FUND SHARE TRANSACTIONS:
   Proceeds from shares sold (18,120 and 143,547 shares in the
     Bond and Equity funds, respectively) ......................        253,342       3,219,605
   Proceeds from shares issued in reinvestment of net investment income dividends and distributions of net realized gain on investments (4,476 and 3,958 shares in the Bond and Equity
     funds, respectively) ......................................         62,530          73,822
   Cost of shares repurchased (32,425 and 222,991 shares in the
     Bond and Equity funds, respectively) ......................       (451,099)     (4,528,980)
                                                                   ------------    ------------

               Net decrease in net assets resulting
                  from fund share transactions .................       (135,227)     (1,235,553)
                                                                   ------------    ------------

TOTAL INCREASE (DECREASE) IN NET ASSETS ........................       (105,205)    (13,360,321)

NET ASSETS - beginning of year .................................      1,160,442      40,208,107
                                                                   ------------    ------------

NET ASSETS - end of year .......................................   $  1,055,237    $ 26,847,786
                                                                   ============    ============

Undistributed net investment income ............................   $        356    $       --
                                                                   ============    ============


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




                             THE CANANDAIGUS FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)







      PAR                                                                 MARKET
     VALUE                                                    COST         VALUE
-----------------                                           ---------    -------


INVESTMENT SECURITIES:

U.S. GOVERNMENT NOTES - 32.12%
  $ 5,000 US Treasury Notes, 5.500%, February 28, 2003      $ 4,950      $ 5,122
   25,000 US Treasury Notes, 5.750%, April 30, 2003          24,991       25,804
   25,000 US Treasury Notes, 5.875%, February 15, 2004       25,501       26,315
   50,000 US Treasury Notes, 5.875%, November 15, 2005       50,056       53,595
   25,000 US Treasury Notes, 5.625%, February 15, 2006       24,981       26,639
   30,000 US Treasury Notes, 7.000%, July 15, 2006           30,029       33,519
   35,000 US Treasury Notes, 6.125%, August 15, 2007         35,254       38,159
   40,000 US Treasury Notes, 5.500%, February 15, 2008       39,860       42,509
   50,000 US Treasury Notes, 5.625%, May 15, 2008            50,642       53,383
   30,000 US Treasury Notes, 4.750%, November 15, 2008       29,182       30,557
                                                           --------     --------
                 TOTAL U.S. GOVERNMENT NOTES                315,446      335,602
                                                           --------     --------

CORPORATE BONDS- 54.84%
CAPITAL EQUIPMENT - 2.50%
MACHINERY CONSTRUCTION AND MINING
          25,000 Caterpillar Corp., Inc., 6.000%,
                 May 1, 2007                                 24,349       26,075
                                                           --------     --------

CONSUMER GOODS - 19.44%
BEVERAGE & TOBACCO
          25,000 Anheuser Busch, 6.750%, November 1, 2006    25,036       26,468
          20,000 Coca-Cola Co., 6.000%, July 15, 2003        19,998       20,753
                                                           --------     --------
                                                             45,034       47,221
                                                           --------     --------
MULTIMEDIA
          25,000 Walt Disney & Co., 5.800%,
                    October 27, 2008                         23,827       25,297
                                                           --------     --------

PAPER
          25,000 International Paper Co., 7.625%,
                    August 1, 2004                           25,706       26,830
                                                           --------     --------

PHOTOGRAPHY
          30,000 Eastman Kodak, 7.250, June 15, 2005         31,033       31,245
                                                           --------     --------
RETAIL
          25,000 Sears Roebuck & Co., 6.250%,
                    January 15, 2004                         24,731       25,971
          20,000 Wal-Mart Co., 6.375%, March 1, 2003         20,158       20,524
                                                           --------     --------
                                                             44,889       46,495
                                                           --------     --------
SPECIALTY CHEMICALS
          25,000 Eastman Chemical Co., 6.375%,
                     January 15, 2004                        25,028       26,013
                                                           --------     --------

FINANCE - 20.28%
BANKING
          30,000 Citicorp, 6.750%, August 15, 2005           30,295       32,472
          25,000 Commercial Credit Group, 6.375%,
                    September 15, 2002                       24,957       25,225
          25,000 Morgan JP & Co., 6.000%,
                    January 15, 2009                         24,749       25,451
                                                           --------     --------
                                                             80,001       83,148
                                                           --------     --------





THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -8-



                             THE CANANDAIGUS FUNDS
                              CANANDAIGUA BOND FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)







      PAR                                                                 MARKET
     VALUE                                                    COST         VALUE
-----------------                                           ---------    -------


CORPORATE BONDS- (Continued)

FINANCIAL SERVICES
        $ 25,000 John Deere Capital Corp., 6.000%,
                    February 15, 2009                      $ 24,594     $ 25,377
          45,000 Lehman Brothers Holdings, 8.500%,
                    August 1, 2015                           50,999       51,169
          30,000 Merrill Lynch & Co., Inc., 6.250%,
                    October 15, 2008                         29,830       31,324
          20,000 Salomon Smith Barney Holdings, 6.750%,
                    August 15, 2003                          19,983       20,896

                                                           --------     --------
                                                            125,406      128,766
                                                           --------     --------
SERVICES - 12.62%
HOTELS AND MOTELS
          25,000 Marriott International, 6.750%,
                    December 15, 2003                        25,005       26,089
                                                           --------     --------

INDUSTRIAL
          25,000 General Motors Corp., 6.250%,
                    May 1, 2005                              25,588       25,806
          25,000 IBM Corp., 5.375%, February 1, 2009         24,961       24,898
                                                           --------     --------
                                                             50,549       50,704
                                                           --------     --------
TELECOMMUNICATIONS
          20,000 AT&T Capital Corp., 6.600%,
                    May 15, 2005                             19,465       19,072
          30,000 LCI International, Inc., 7.250%,
                    June 15, 2007                            30,531       14,850
          20,000 SBC Communications, Inc., 6.250%,
                    March 1, 2005                            19,883       21,223
                                                           --------     --------
                                                             69,879       55,145
                                                           --------     --------
                 TOTAL CORPORATE BONDS                      570,706      573,028
                                                           --------     --------

CASH & CASH EQUIVALENTS- 10.89%
         113,806 Canandaigua National Bank Collective
                   Fixed Income Fund                        113,806      113,806
                                                           --------     --------

                 TOTAL INVESTMENTS             97.85%      $999,958    1,022,436
                                                           ========

                 OTHER ASSETS LESS LIABILITIES  2.15%                     22,510
                                               -----                    --------

                 NET ASSETS                   100.00%                 $1,044,946
                                              ======                  ==========


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                             THE CANANDAIGUS FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                         MARKET
 SHARES                                                   COST           VALUE
-------                                                  ----------   ----------

 INVESTMENT SECURITIES:

COMMON STOCKS -91.39%

                AUTO PARTS- 0.86%
          5,000 Genuine Parts Co.                        $  146,990   $  174,350
                                                         ----------   ----------

                AUTOMATED PROCESSING- 3.04%
         19,750 Paychex, Inc.                               351,079      617,977
                                                         ----------   ----------

                BANKS- 7.74%
          3,500 Bank of America Corp.                       222,834      246,260
         10,000 Bank One Corp.                              314,770      384,800
          7,500 Citigroup, Inc.                             347,422      290,625
         13,000 Wells Fargo Co.                             482,320      650,780
                                                         ----------   ----------
                                                          1,367,346    1,572,465
                                                         ----------   ----------
                BEVERAGES- 1.59%
          6,700 Pepsico, Inc.                               340,985      322,940
                                                         ----------   ----------

                BROADCAST SATELLITE- 0.37%
          4,000 EchoStar Communication Corp. *              155,460       74,240
                                                         ----------   ----------

                CHEMICALS- 3.45%
          6,000 Dow Chemical  Co.                           197,374      206,280
          8,000 PPG Industries, Inc.                        417,789      495,200
                                                         ----------   ----------
                                                            615,163      701,480
                                                         ----------   ----------
                COMPUTER HARDWARE- 0.64%
          5,000 Dell Computer Corp.*                        114,464      130,700
                                                         ----------   ----------

                CONGLOMERATES- 4.41%
         28,000 General Electric Co.                      1,112,188      813,400
          6,000 Tyco International Ltd.                     179,792       81,060
                                                         ----------   ----------
                                                          1,291,980      894,460
                                                         ----------   ----------
                DRUGS- 6.39%
         14,000 Johnson & Johnson                           673,246      731,640
          7,000 King Pharmaceuticals, Inc. *                244,495      155,750
          8,000 Wyeth                                       347,144      409,600
                                                         ----------   ----------
                                                          1,264,885    1,296,990
                                                         ----------   ----------
                ENGINEERING- 1.71%
         10,000 Jacobs Engineering Group, Inc.*             305,060      347,800
                                                         ----------   ----------

                FINANCIAL- 8.73%
          9,000 Fannie Mae                                  740,889      663,750
          8,000 Goldman Sachs Group, Inc.                   608,552      586,800
          3,000 Household International, Inc.               145,253      149,100
          9,200 Merrill Lynch & Co., Inc.                   415,190      372,600
                                                         ----------   ----------
                                                          1,909,884    1,772,250
                                                         ----------   ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -10-

                             THE CANANDAIGUS FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                         MARKET
 SHARES                                                   COST           VALUE
-------                                                  ----------   ----------

                COMMON STOCKS - (CONTINUED)

                FOOD - RETAIL- 2.65%
          5,000 Hershey Foods Corp.                      $  340,448   $  312,500
          8,300 Sysco Corp.                                 230,754      225,926
                                                         ----------   ----------
                                                            571,202      538,426
                                                         ----------   ----------
                HEALTHCARE- 10.74%
          7,000 Cardinal Health, Inc.                       501,428      429,870
         30,000 Health Management Associations *            548,144      604,500
          5,000 Quest Diagnostics, Inc                      341,079      430,250
         10,000 Tenet Healthcare *                          527,597      715,500
                                                         ----------   ----------
                                                          1,918,248    2,180,120
                                                         ----------   ----------
                INDUSTRIAL GASES- 1.68%
          6,000 Praxair, Inc.                               289,760      341,820
                                                         ----------   ----------

                INSURANCE- 2.85%
          6,000 Marsh & Mclennan Companies, Inc.            516,476      579,600
                                                         ----------   ----------

                MEDICAL EQUIPMENT-1.72%
          4,000 Baxter International, Inc.                  232,650      177,800
          4,000 Medtronic, Inc.                             190,014      171,400
                                                         ----------   ----------
                                                            422,664      349,200
                                                         ----------   ----------
                OFFICE SUPPLIES -0.48%
          2,500 Deluxe Corp.                                114,064       97,225
                                                         ----------   ----------

                OIL AND GAS OPERATIONS- 4.58%
          3,600 Apache Corp.                                201,388      206,929
          4,000 Devon Energy Corp.                          156,905      197,120
          4,000 Exxon Mobil Corp.                           175,597      163,680
          7,000 Noble Energy, Inc.                          201,320      252,350
          2,000 Royal Dutch Petroleum Co. ADR**             100,013      110,540
                                                         ----------   ----------
                                                            835,223      930,619
                                                         ----------   ----------
                PERSONAL PRODUCTS- 1.29%
          5,000 Avon Products, Inc.                         253,348      261,200
                                                         ----------   ----------

                REAL ESTATE INVESTMENT TRUSTS- 4.38%
         16,000 Equity Residential Properties Trust         453,630      460,000
         10,000 Health Care Property Investors, Inc.        351,022      429,000
                                                         ----------   ----------
                                                            804,652      889,000
                                                         ----------   ----------
                RETAIL- 10.26%
          5,300 Autozone, Inc.                              392,703      409,690
          7,750 Best Buy Co., Inc. *                        356,193      281,325
          5,000 Costco Wholesale Corp.                      195,648      193,100
         10,000 Limited, Inc.                               187,142      213,000
          6,000 Linens N Things, Inc.                       196,432      196,860
         14,000 Lowe's Co., Inc.                            462,972      635,600
          4,000 Walgreen Co.                                153,174      154,520
                                                         ----------   ----------
                                                          1,944,264    2,084,095
                                                         ----------   ----------


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                                      -11-


                             THE CANANDAIGUS FUNDS
                            CANANDAIGUA EQUITY FUND
                          SCHEDULE OF FUND INVESTMENTS
                                 JUNE 30, 2002
                                  (UNAUDITED)

                                                                         MARKET
 SHARES                                                   COST           VALUE
-------                                                  ----------   ----------



               COMMON STOCKS - (CONTINUED)

                SEMICONDUCTOR- 2.51%
         12,000 Texas Instruments, Inc.                  $  369,673   $  284,400
         10,000 Xilinx, Inc. *                              599,677      224,300
                                                         ----------   ----------
                                                            969,350      508,700
                                                         ----------   ----------
                SOFTWARE AND PROGRAMMING- 4.18%
          7,000 Amdocs Ltd.*                                128,114       52,850
         13,000 Microsoft Corp.*                            740,705      711,100
          6,000 Siebel Systems, Inc. *                      268,417       85,320
                                                         ----------   ----------
                                                          1,137,236      849,270
                                                         ----------   ----------
                SPECIALTY FINANCE- 2.76%
          7,000 Capital One Financial Corp.                 310,629      427,350
          4,000 MBNA Corp.                                  152,414      132,280
                                                         ----------   ----------
                                                            463,043      559,630
                                                         ----------   ----------
                TRANSPORTATION- 2.38%
          6,000 Harely  Davidson, Inc.                      331,848      307,620
          5,000 CSX Corp.                                   168,000      175,250
                                                         ----------   ----------
                                                            499,848      482,870
                                                         ----------   ----------

                 TOTAL COMMON STOCKS                     18,602,674   18,557,427
                                                         ----------   ----------

 PREFERRED STOCKS- 1.35%
          5,000  Fleet Capital Trust VII*                   125,014      123,150
          6,000  Morgan Stanley Capital Trust II*           151,768      151,200
                                                         ----------   ----------
                                                            276,782      274,350
                                                         ----------   ----------

 PRINCIPAL
 AMOUNT
----------------

CASH & CASH EQUIVALENTS- 3.09%
$ 627,460   Canandaigua National Bank Collective
              Equity Fund                                   627,460      627,460
                                                         ----------   ----------

              TOTAL INVESTMENTS             95.84%      $19,506,916  $19,459,237
                                                        ===========

              OTHER ASSETS LESS LIABILITIES  4.16%                       845,592
                                            -----                     ----------

              NET ASSETS                   100.00%                   $20,304,829
                                           ======                    ===========



*  Non-Income producing security.
** ADR- American Depository Receipt.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                              THE CANANDAIGUA FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 2002
                                   (UNAUDITED)



(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

           ORGANIZATION -

           The Canandaigua Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund offers two no-load mutual funds: the Canandaigua Equity Fund ("Equity Fund"), which seeks long term growth of asset values through capital appreciation and dividend income, and the Canandaigua Bond Fund ("Bond Fund"), which seeks to earn a high level of current income with consideration also given to safety of principal.

           USE OF ESTIMATES -

           The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and, as such, include amounts based on informed estimates and judgments of management with consideration given to materiality. Actual results could differ from those estimates.

           CASH AND CASH EQUIVALENTS -

           Interest bearing cash accounts are considered cash equivalents.

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION -

           Equity securities are valued at the last sales price on the exchange or the over-the-counter market on which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Short-term debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market. Under this method of evaluation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value of the 61st day prior to maturity. Thereafter, the Fund assumes a constant proportionate amortization value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the securities. Securities for which market quotations are not readily available are valued as determined in good faith by and under the direction of the Supervisory Committee of the Fund.

                              THE CANANDAIGUA FUNDS
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
                                  JUNE 30, 2002
                                   (UNAUDITED)



 (1)       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------

           VALUATION OF INVESTMENT SECURITIES AND INCOME RECOGNITION (continued)

           The fair value of receivables for sale of investments and payables for purchases of investments are based on fair values as of the date of sale or purchase of the investment security.

           The estimated fair value of individual investment securities held at June 30, 2002 is disclosed in the accompanying Schedule of Fund Investments.

           Investment security transactions are recorded no later than the first business day after the securities are purchased or sold. Interest income is reported on the accrual basis. Dividend income is recorded on the ex-dividend date.

           Realized gains and losses on sales of securities are calculated on the identified cost basis.

           Dividends and distributions to shareholders are recorded on the ex-dividend date and are paid at least annually. For the six months ended June 30, 2002, $26,175 and $0 of dividends were declared and distributed to shareholders of the Bond Fund and Equity Fund, respectively.

           VALUATION OF SHARES -

           The Declaration of Trust provides that the Fund may issue an unlimited number of shares of beneficial interest without par value. Currently, the Fund is offering shares in a Bond Fund and an Equity Fund. The shares are voting, non-assessable and have no preemptive rights or preferences as to conversion, exchange, dividends or retirement. The net asset value per share of each fund is determined by dividing the total value of the fund's net assets by the number of outstanding shares of the fund. The net asset values per share in the accompanying financial statements are calculated in consideration of all purchases and sales transacted during the period. Share purchases are recorded when an investor's request for a share purchase is accepted and share distributions are recorded when an investor's request for distribution is received.

                              THE CANANDAIGUA FUNDS
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
                                  JUNE 30, 2002
                                   (UNAUDITED)




(1)        SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)
           ------------------------------------------

           VALUATION OF SHARES (continued) -

           Accordingly, any accepted share purchase obligations for which cash has not yet been received are reflected as a receivable for sale of fund's shares and any approved distribution requests for which cash has not yet been disbursed are reflected as a payable for repurchases of fund's shares in the accompanying statement of assets and liabilities.

           INCOME TAXES -

           The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year, if any. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

           The Canandaigua National Bank and Trust Company (the Company) is the investment advisor and sponsor of the Fund. The individual portfolio manager of the Fund is also an officer of the Company. Subject to the direction of the Supervisory Committee of the Fund, which performs the duties and undertakes the responsibilities of the Board of Directors of an investment company, the Company manages all of the business and affairs of the Fund. The Fund has entered into an Investment Management Agreement with the Company. Under the terms of the agreement, the Company will manage the investment of the assets of each fund in conformity with the stated objectives and policies of that fund. For these services, the Fund will pay investment management fees to the Company, payable monthly, at the annual rate of 1% of average net assets of each fund.

           Since April 1994, the Supervisory Committee has authorized a temporary reduction of the management fee and, since July 9, 1997, authorized a temporary suspension of the entire management fee paid by the Bond Fund. For the six months ended June 30, 2002, Bond Fund management fees waived by the Company amounted to $5,184.

                              THE CANANDAIGUA FUNDS
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
                                  JUNE 30, 2002
                                   (UNAUDITED)



(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)
           ------------------------------------------------

           Under separate agreements, Orbitex Fund Services, Inc. ("OFS", formerly American Data Services, Inc.), a subsidiary of Orbitex Financial Services Group, Inc. ("OFSG"), serves as Transfer Agent, Fund Accounting Agent and Administrator. In November of 2000, the Fund signed three-year extensions to these agreements, under similar terms and conditions. As Transfer Agent, OFS, through its wholly owned subsidiary Orbitex Data Services, Inc., provides recordkeeping services, including maintenance of all Fund share ownership. In its capacity as Fund Accounting Agent and Administrator, OFS determines, for each fund, its daily net asset value per share, calculates all dividend and capital gain distributions, maintains the Fund's corporate books and performs any other service required by the Fund.

           In November 2000, the Company entered into a three year ninety day cancelable distributor agreement with AmeriMutual Funds Distributors, Inc. ("AFD"), a subsidiary of OFSG, to act as the principal underwriter and distributor of the Fund's shares. In April 2002, after being notified of OFSG's intent to sell AFD, the Company terminated its agreement with AFD and signed a similar agreement with Orbitex Funds Distributor, Inc., also a subsidiary of OFSG. The fees for these services are paid by the Company for the Bond Fund and Equity Fund.

           The Northern Trust Company acts as a custodian of the assets of the Fund. Custodial fees paid by the Fund are based on an agreed fee schedule for asset holdings and transactions.

           During fiscal 2001, the Fund obtained a professional liability insurance policy for $14,570 from an insurance agency in which a director of the Fund has an ownership interest.

           The Company has historically assumed expenses for the Bond Fund, other than custodial, auditing, insurance and taxes, for the administration of the fund. The Equity Fund pays its operating expenses other than professional legal and Board of Trustee, which fees, are assumed by the Company. During the six months ended June 30, 2002, total expenses assumed by the Company amounted to $25,171 and $2,803 for the Bond Fund and Equity Fund, respectively.

                              THE CANANDAIGUA FUNDS
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
                                  JUNE 30, 2002
                                   (UNAUDITED)





(2)        AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES (continued)
           ------------------------------------------------

           For the fiscal year 2002, the Company has agreed to waive its management fee or, if necessary, to reimburse the Funds if and to the extent that the total annual operating expense ratio (excluding extraordinary or non-recurring expenses) exceeds .50% and 1.50% of the Bond Fund and Equity Fund, respectively. In addition, the Company has voluntarily agreed to further reduce the expense limitation of the Equity Fund to 1.35%. This voluntary undertaking may be terminated by the Company at its discretion. For the six months ended June 30, 2002, the Company waived advisory fees of $15,165 from the Equity Fund in addition to waiving the advisory fee from the Bond Fund in its entirety.


(3)        PURCHASES AND SALES OF SECURITIES

           During the six months ended June 30, 2002, purchases and sales of investment securities, excluding cash and cash equivalents, amounted to the following:


                                                             FUND

                                                      BOND         EQUITY

                     Purchases.....................$  31,175      $6,257,340
                                                   =========      ==========

                     Sales.........................$ 142,438      $9,006,718
                                                   =========      ==========


           There were no purchases or sales of government securities included in the figures above . All other purchases in the Bond Fund and Equity Fund were of investment securities, excluding government securities. Transaction fees paid during the six months ended June 30, 2002 to the Company and Northern Trust Company in the amount of approximately $485 and $873, respectively, were recorded as an adjustment to the basis of the related securities in the amount of approximately $1,316 in the Equity Fund and $42 in the Bond Fund.

                              THE CANANDAIGUA FUNDS
                    NOTES TO FINANCIAL STATEMENTS--CONTINUED
                                  JUNE 30, 2002
                                   (UNAUDITED)






(4)        UNREALIZED GAINS (LOSSES) ON INVESTMENTS

           As of June 30, 2002, gross unrealized gains (losses) on investments based on cost for Federal income taxes of $886,152 in the Bond Fund and $18,879,456 in the Equity Fund are as follows:

                                                               FUND

                                                     BOND               EQUITY

             Gross unrealized gains              $  38,614         $  1,928,041

             Gross unrealized losses               (16,136)          (1,975,720)
                                               -----------          -----------

            Net unrealized gain (loss)           $  22,478         $ (   47,679)
                                               ===========        ==============



                              THE CANANDAIGUA FUNDS
                              CANANDAIGUA BOND FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA



                                                  FOR THE SIX         FOR THE     FOR THE       FOR THE      FOR THE     FOR THE
                                                  MONTHS ENDED      YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED  YEAR ENDED
                                                    JUNE 30,         DEC. 31,      DEC. 31,      DEC. 31,    DEC. 31,    DEC. 31,
                                                     2002              2001         2000          1999        1998         1997
                                                 ----------------------------------------------------------------------------------
                                                  (UNAUDITED)
PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $   14.06        $   13.67     $   13.16     $   14.14     $ 13.53     $ 12.54
                                                    ---------        ---------     ---------     ---------     -------     -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a) .............        0.35             0.76          0.76          0.74        0.77        0.70
   Net realized and unrealized gains (losses)
     on investments .............................       (0.12)            0.41          0.49         (0.98)       0.45        0.29
                                                    ---------        ---------     ---------     ---------     -------     -------
   Total income (loss) from investment operations        0.23             1.17          1.25         (0.24)       1.22        0.99
                                                    ---------        ---------     ---------     ---------     -------     -------

 LESS DISTRIBUTIONS (b)
   Dividends from net investment income .........       (0.35)           (0.78)        (0.74)        (0.74)      (0.61)
   Distributions from net realized gains ........                         --            --            --          --          --
                                                    ---------        ---------     ---------     ---------     -------     -------
   Total dividends and distributions ............       (0.35)           (0.78)        (0.74)        (0.74)      (0.61)
                                                    ---------        ---------     ---------     ---------     -------     -------

   Net Asset Value, end of period ...............   $   13.94        $   14.06     $   13.67     $   13.16     $ 14.14     $ 13.53
                                                    =========        =========     =========     =========     =======     =======

   Total Return (c) .............................        1.66%            8.71%         9.82%        (1.71%)      9.05%       7.89%
                                                    =========        =========     =========     =========     =======     =======

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....   $   1,045        $   1,055     $   1,160     $   1,093     $   957     $   666
   Ratio of Net Expenses to Average
      Net Assets (a) ............................        0.49%(d)         0.42%         0.45%         0.38%       0.46%       0.77%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................        6.33%(d)         5.45%         5.34%         5.51%       7.13%       3.19%
   Ratio of Net Investment Income
      to Average Net Assets .....................        5.02%(d)         5.46%         5.68%         5.41%       5.47%       5.38%
   Portfolio Turnover Rate ......................        3.30%           15.11%        12.15%         4.67%       9.04%       8.44%



(a) The investment management fees for the Bond Fund were reduced from 1% to .5% of assets annually from April, 1994 through July, 1997 and to zero from August 1, 1997 through June 30, 2002. In addition, during the periods presented, certain administrative expenses of the Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Fund. The resulting per share savings to the Bond Fund related to these fees and expenses were $.41 (unaudited) for the six months ended June 30, 2002 and $.56, $.65, $.70, $.94 and $.31 for the years ended December 31, 2001, 2000, 1999, 1998, and 1997, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions.

(d) Ratio for this period of time is annualized.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



                              THE CANANDAIGUA FUNDS
                             CANANDAIGUA EQUITY FUND
              SELECTED PER-SHARE DATA AND RATIOS/SUPPLEMENTAL DATA




                                                  FOR THE SIX      FOR THE    FOR THE       FOR THE      FOR THE       FOR THE
                                                  MONTHS ENDED   YEAR ENDED  YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                    JUNE 30,       DEC. 31,    DEC. 31,      DEC. 31,      DEC. 31,    DEC. 31,
                                                     2002            2001        2000         1999         1998          1997
                                                 --------------------------------------------------------------------------------
                                                  (UNAUDITED)
PER SHARE DATA:
   (For a share outstanding throughout
     each period)
   Net Asset Value, beginning of period .........   $ 18.99        $ 27.01     $  26.71     $  22.80     $  19.40     $  16.67
                                                    -------        -------     --------     --------     --------     --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS -
   Net investment income (loss) (a) .............      --            (0.06)       (0.20)       (0.20)       (0.06)     --
   Net realized and unrealized gains (losses)
     on investments .............................     (3.28)         (7.91)        1.59         7.85         3.46         2.73
                                                    -------        -------     --------     --------     --------     --------
   Total income (loss) from investment operations     (3.28)         (7.97)        1.39         7.65         3.40         2.73
                                                    -------        -------     --------     --------     --------     --------

 LESS DISTRIBUTIONS (b)
   Dividends from net investment income .........      --             --           --           --
   Distributions from net realized gains ........      --            (0.05)       (1.09)       (3.74)
                                                    -------        -------     --------     --------
   Total dividends and distributions ............      --            (0.05)       (1.09)       (3.74)
                                                    -------        -------     --------     --------

   Net Asset Value, end of period ...............   $ 15.71        $ 18.99     $  27.01     $  26.71     $  22.80     $  19.40
                                                    =======        =======     ========     ========     ========     ========

   Total Return (c) .............................     (17.27%)      (29.49%)       5.12%       33.70%       17.53%       16.38%
                                                    =======        =======     ========     ========     ========     ========

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period (000's omitted) ....   $20,305        $26,848     $ 40,208     $ 35,237     $ 23,568     $ 17,787
   Ratio of Net Expenses to Average
      Net Assets (a) ............................      1.35%(d)       1.35%        1.32%        1.37%        1.14%        1.15%
   Ratio of Gross Expenses to Average
      Net Assets (a) ............................      1.48%(d)       1.42%        1.38%        1.45%        1.50%        1.44%
   Ratio of Net Investment Income
      to Average Net Assets .....................      0.03%(d)      (0.27%)      (0.67%)      (0.77%)      (0.31%)       0.00%
   Portfolio Turnover Rate ......................     27.65%        122.91%      144.68%      224.59%      314.28%      398.23%



(a) Through December 31, 1998 certain administrative expenses of the Equity Fund, other than primarily custodial and audit fees, have been assumed by the investment manager of the Equity Fund, resulting in per share savings of $.08 and $.05 for the years ended December 31, 1998 and 1997, respectively. Beginning fiscal 1999, the Equity Fund paid for its administrative fees other than professional legal fees and Board of Trustee fees and expenses assumed by the investment manager of the Equity Fund, resulting in a per share savings of $.01 (unaudited) for the six months ended June 30,2002 and $.01, $.02, and $.02 for the years ended December 31, 2001, 2000 and 1999, respectively.

(b) Dividend distributions were not relevant for tax compliance purposes prior to February 9, 1998 when the Fund operated solely as a collective investment trust.

(c) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions.

(d) Ratio for this period of time is annualized.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.